Annual Total Returns - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select FinTech Portfolio - Select FinTech Portfolio	Apr. 29, 2025
Bar Chart Table:
Annual Return 2015	(4.96%)
Annual Return 2016	14.59%
Annual Return 2017	23.11%
Annual Return 2018	(10.39%)
Annual Return 2019	34.18%
Annual Return 2020	2.23%
Annual Return 2021	22.54%
Annual Return 2022	(29.75%)
Annual Return 2023	24.55%
Annual Return 2024	22.04%